RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Major related parties that transacted with the Group and their respective relationship to the Group listed as below:

Name of the related parties	Relationship
Mr. Kai Sun	Founding Shareholder
Mr. Yifan Li	Founding Shareholder
Mr. Shaoqing Xiang	Founding Shareholder
Mr. Minglie Hu	Shareholder
Mr. Min Ai	Shareholder
Shanghai Leyi Technology L.P.	An affiliate of the shareholder of the Group
Sharpa Group and its subsidiaries(“Sharpa”)	An associate of Founding Shareholders of the Group

(a)	For the years ended December 31, 2023, 2024 and 2025, significant related party transactions were as follows:

	For year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Payment for equity acquisition
Founding Shareholders and certain shareholders	17,506	—	292,721
Total	17,506	—	292,721

	For year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Subscription consideration received from shareholders
Founding Shareholders and certain shareholders	17,506	—	292,721
Total	17,506	—	292,721

(b)Transaction with Sharpa

In April 2025, the Group subscribed approximately 10% equity interest in an early-stage technological company, Sharpa, an associate of Founding Shareholders of the Group, for a cash consideration of US$13.9 million, equivalent to approximately RMB100,000. The Group recorded this investment in equity securities without readily determinable fair value. In August 2025, the Company indirectly transferred its entire equity interest in Sharpa to two independent third-party investors for a cash consideration of US$38.4 million, equivalent to RMB275,563. The net gain on the indirect disposal of Sharpa after deduction of the related taxes and expenses were approximately US$20.7 million, equivalent to RMB148,047, which was recorded in other income(loss), net.

In May 2025, the Group entered into an intellectual property licensing and transfer agreement (the “IP Licensing and Transfer Agreement”) with Sharpa, pursuant to which (i) Sharpa agreed to acquire certain of the Group’s internally-generated know-how at a consideration of RMB36,967, which was determined based on the appraised value of such internally-generated know-how assessed by an independent third-party professional valuation firm, and (ii) the Group agreed to transfer such internally-generated know-how to Sharpa and grant to it licenses for the use for a period up to the completion of such acquisition. The transfer has been completed in August 2025, and the gain on the transfer was RMB36,967, which was recorded in other operating income, net.

In December 2025, the Group entered into aforementioned property transfer agreements with Sharpa at total consideration of RMB4,018 based on net book value. The transfer was completed in the same month.

(c)Amounts due from related parties

The amount of RMB5,039 as of December 31, 2024 represents the proceeds receivable from an affiliate of the shareholder of the Group for exercises of employee share options which are non-trade in nature. The amounts have been settled as of December 31, 2025.

22.	RELATED PARTY TRANSACTIONS (continued)

(d)Amounts due to related parties

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Amounts due to related parties, net of allowance
Founding Shareholders and certain shareholders	326,028	326,256	—
An affiliate of the shareholder of the Group	14,023	8,997	—
Total	340,051	335,253	—

In May 2021, as an integrated step of the 2021 Reorganization, in order to comply with certain PRC foreign currency control rules and regulations, the Founding Shareholders and certain investors are in the process of applying for permissions to pay the subscription consideration to the Company. Once they obtained the approval to pay the subscription receivables at Cayman Company level, the Group will then settle the consideration payable for the acquisition of their equity interests in Shanghai Hesai to facilitate their payment of the subscription receivable for the ordinary shares of the Company as part of the reorganization. An amount of RMB17,506, nil and RMB292,721 has been settled in 2023, 2024 and 2025, respectively. The above amounts are non-trade, interest free, repayable on demand and have been settled as of December 31, 2025.